Average Annual Total Returns		12 Months Ended	24 Months Ended	47 Months Ended		48 Months Ended
	Dec. 15, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Gabelli Growth Innovators ETF
Prospectus [Line Items]
Average Annual Return, Percent		41.83%		4.76%
Performance Inception Date	Feb. 12, 2021
Gabelli Growth Innovators ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		41.83%		4.76%
Gabelli Growth Innovators ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		24.76%		3.69%
Gabelli Growth Innovators ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		12.67%
Gabelli Growth Innovators ETF | Nasdaqs Composite Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent		29.57%		9.41%
Gabelli Love Our Planet & People ETF
Prospectus [Line Items]
Average Annual Return, Percent					4.11%
Performance Inception Date	Jan. 29, 2021
Gabelli Love Our Planet & People ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent					3.37%
Gabelli Love Our Planet & People ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent					2.88%
Gabelli Love Our Planet & People ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent					13.73%
Gabelli Global Technology Leaders ETF
Prospectus [Line Items]
Average Annual Return, Percent		10.99%				3.35%
Performance Inception Date	Jan. 05, 2022
Gabelli Global Technology Leaders ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.66%				3.01%
Gabelli Global Technology Leaders ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.51%				2.42%
Gabelli Global Technology Leaders ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%				9.48%
Gabelli Commercial Aerospace and Defense ETF
Prospectus [Line Items]
Average Annual Return, Percent		22.24%	18.20%
Performance Inception Date	Jan. 03, 2023
Gabelli Commercial Aerospace and Defense ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		21.60%	17.66%
Gabelli Commercial Aerospace and Defense ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.41%	13.96%
Gabelli Commercial Aerospace and Defense ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	26.02%